UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08388

Morgan Stanley Asia-Pacific Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31, 2014

Date of reporting period:	September 30, 2014

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Asia-Pacific Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (96.8%)
Australia (18.3%)
Air Freight & Logistics
Toll Holdings Ltd.	914,528	$4,516

Banks
National Australia Bank Ltd.	212,410	6,051
Westpac Banking Corp.	190,928	5,373
		11,424
Commercial Services & Supplies
Brambles Ltd.	440,672	3,673

Containers & Packaging
Amcor Ltd.	190,681	1,891

Diversified Consumer Services
Vocation Ltd.	1,064,428	2,237

Energy Equipment & Services
WorleyParsons Ltd.	159,830	2,147

Health Care Equipment & Supplies
ResMed, Inc.	637,459	3,170

Information Technology Services
Computershare Ltd.	257,709	2,744

Insurance
AMP Ltd.	744,703	3,560
QBE Insurance Group Ltd.	195,547	1,996
		5,556
Professional Services
Seek Ltd.	236,968	3,363

Real Estate Investment Trusts (REITs)
Mirvac Group REIT	1,877,943	2,828

Real Estate Management & Development
Lend Lease Group REIT	251,406	3,157
		46,706
China (17.3%)
Automobiles
Chongqing Changan Automobile Co., Ltd. B Shares	342,200	735

Banks
Bank of China Ltd. H Shares (a)	16,149,000	7,238
China Construction Bank Corp. H Shares (a)	5,088,560	3,565
		10,803
Beverages
Tsingtao Brewery Co., Ltd. H Shares (a)	170,000	1,211

Diversified Consumer Services
TAL Education Group ADR (b)	27,388	957

Energy Equipment & Services
China Oilfield Services Ltd. H Shares (a)	1,248,000	3,295

Food Products
China Mengniu Dairy Co., Ltd. (a)	479,000	1,974
Uni-President China Holdings Ltd. (a)	1,320,000	1,319
		3,293
Health Care Providers & Services
Phoenix Healthcare Group Co., Ltd. (a)	156,000	248

Independent Power Producers & Energy Traders
Huadian Power International Corp. Ltd. H Shares (a)	984,000	693

Industrial Conglomerates
Beijing Enterprises Holdings Ltd. (a)	136,500	1,170

Insurance
China Life Insurance Co., Ltd. H Shares (a)	464,000	1,288
Ping An Insurance Group Co of China Ltd. H Shares (a)	243,000	1,824
		3,112
Internet & Catalog Retail
JD.com, Inc. ADR (b)	33,998	878

Internet Software & Services
Qihoo 360 Technology Co., Ltd. ADR (b)	9,644	650
Tencent Holdings Ltd. (a)	560,400	8,336
		8,986
Pharmaceuticals
CSPC Pharmaceutical Group Ltd. (a)	786,000	651
Sihuan Pharmaceutical Holdings Group Ltd. (a)	2,581,000	1,935
Sino Biopharmaceutical Ltd. (a)	404,000	402
		2,988
Real Estate Management & Development
China Overseas Land & Investment Ltd. (a)	526,000	1,353

Wireless Telecommunication Services
China Mobile Ltd. (a)	375,500	4,340
		44,062
Hong Kong (7.5%)
Banks
BOC Hong Kong Holdings Ltd.	872,500	2,781

Diversified Financial Services
Hong Kong Exchanges and Clearing Ltd.	60,200	1,296

Diversified Telecommunication Services
HKT Trust and HKT Ltd.	1,077,340	1,301

Industrial Conglomerates
Hutchison Whampoa Ltd.	352,000	4,261

Insurance
AIA Group Ltd.	637,600	3,297

Real Estate Management & Development
Cheung Kong Holdings Ltd.	172,000	2,833
Wharf Holdings Ltd.	159,805	1,136
		3,969
Specialty Retail
L’Occitane International SA	172,250	395

Textiles, Apparel & Luxury Goods
Samsonite International SA	577,500	1,859
		19,159
India (8.3%)
Automobiles
Hero MotoCorp Ltd.	34,520	1,587

Banks
HDFC Bank Ltd.	139,800	2,089
ICICI Bank Ltd.	99,014	2,298
IndusInd Bank Ltd.	167,467	1,711
		6,098
Construction Materials
Shree Cement Ltd.	10,974	1,492

Information Technology Services
Tata Consultancy Services Ltd.	37,409	1,658

Machinery
Ashok Leyland Ltd. (b)	2,291,642	1,527

Media
Inox Leisure Ltd. (b)	460,103	1,298
Zee Entertainment Enterprises Ltd.	16,461	84
		1,382
Oil, Gas & Consumable Fuels
Bharat Petroleum Corp. Ltd.	145,735	1,547
Oil & Natural Gas Corp. Ltd.	340,210	2,250
		3,797
Pharmaceuticals
Glenmark Pharmaceuticals Ltd.	105,397	1,232

Tobacco
ITC Ltd.	283,916	1,702

Wireless Telecommunication Services
Idea Cellular Ltd.	273,212	735
		21,210

Indonesia (2.2%)
Diversified Telecommunication Services
XL Axiata Tbk PT	291,700	149

Food Products
Nippon Indosari Corpindo Tbk PT	4,421,700	414

Media
Surya Citra Media Tbk PT	4,654,900	1,461

Multi-line Retail
Matahari Department Store Tbk PT	805,300	1,072

Pharmaceuticals
Kalbe Farma Tbk PT	7,245,700	1,011
Tempo Scan Pacific Tbk PT	3,149,000	654
		1,665
Specialty Retail
Ace Hardware Indonesia Tbk PT	6,343,300	461
Electronic City Indonesia Tbk PT	4,011,600	434
		895
		5,656
Korea, Republic of (18.0%)
Air Freight & Logistics
Hyundai Glovis Co., Ltd.	9,025	2,754

Airlines
Korean Air Lines Co., Ltd. (b)	39,486	1,347

Automobiles
Hyundai Motor Co.	9,610	1,735
Kia Motors Corp.	21,430	1,090
		2,825
Banks
Hana Financial Group, Inc.	78,384	2,860
Shinhan Financial Group Co., Ltd.	38,726	1,783
		4,643
Commercial Banks
KB Financial Group, Inc.	9,284	339

Commercial Services & Supplies
KEPCO Plant Service & Engineering Co., Ltd.	15,980	1,266

Construction & Engineering
Hyundai Engineering & Construction Co., Ltd.	33,608	1,921

Food Products
Orion Corp.	1,758	1,458

Hotels, Restaurants & Leisure
Hotel Shilla Co., Ltd.	21,401	2,424

Paradise Co., Ltd.	49,670	1,626
		4,050
Household Durables
Coway Co., Ltd.	33,565	2,682
Cuckoo Electronics Co., Ltd. (b)	251	51
		2,733
Insurance
Samsung Life Insurance Co., Ltd.	19,014	1,910

Internet Software & Services
NAVER Corp.	4,357	3,332

Machinery
Hyundai Mipo Dockyard Co., Ltd.	4,844	569

Media
Cheil Worldwide, Inc. (b)	35,550	753

Personal Products
Cosmax, Inc. (b)	5,994	738

Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.	2,753	3,089
Samsung Electronics Co., Ltd. (Preference)	571	486
Seoul Semiconductor Co., Ltd.	55,237	1,254
SK Hynix, Inc. (b)	89,640	3,971
		8,800
Software
NCSoft Corp.	10,444	1,331
Nexon Co., Ltd.	71,500	590
		1,921
Tech Hardware, Storage & Peripherals
KONA I Co., Ltd.	15,955	590

Wireless Telecommunication Services
SK Telecom Co., Ltd.	12,921	3,551
SK Telecom Co., Ltd. ADR	10,200	309
		3,860
		45,809
Laos (0.7%)
Specialty Retail
Kolao Holdings	104,872	1,670

Macau (0.4%)
Hotels, Restaurants & Leisure
Melco Crown Entertainment Ltd. ADR	33,500	881

Malaysia (3.5%)
Banks
CIMB Group Holdings Bhd	872,005	1,869

Construction & Engineering
IJM Corp., Bhd	129,400	255

Energy Equipment & Services
SapuraKencana Petroleum Bhd	1,394,900	1,752

Health Care Providers & Services
IHH Healthcare Bhd	1,096,400	1,698

Insurance
Tune Ins Holdings Bhd	1,849,700	1,274

Media
Astro Malaysia Holdings Bhd	1,145,900	1,170

Real Estate Management & Development
UEM Sunrise Bhd	1,557,000	864
		8,882
Philippines (3.3%)
Banks
BDO Unibank, Inc.	500,720	1,094
Metropolitan Bank & Trust	490,510	949
		2,043
Beverages
LT Group, Inc.	2,371,800	826

Diversified Financial Services
Ayala Corp.	94,546	1,559
Metro Pacific Investments Corp.	9,279,800	1,013
STI Education Systems Holdings	27,845,000	497
		3,069
Industrial Conglomerates
DMCI Holdings, Inc.	475,680	837
SM Investments Corp.	48,610	870
		1,707
Transportation Infrastructure
International Container Terminal Services, Inc.	337,580	830
		8,475
Singapore (2.1%)
Banks
DBS Group Holdings Ltd.	136,116	1,965

Diversified Telecommunication Services
Singapore Telecommunications Ltd.	592,000	1,764

Health Care Providers & Services
Raffles Medical Group Ltd.	81,478	246

Specialty Retail
OSIM International Ltd.	621,000	1,280
		5,255

Taiwan (11.0%)
Commercial Services & Supplies
Cleanaway Co., Ltd.	88,000	441

Diversified Financial Services
Chailease Holding Co., Ltd.	753,885	1,832
Fubon Financial Holding Co., Ltd.	1,028,000	1,578
		3,410
Electronic Equipment, Instruments & Components
Delta Electronics, Inc.	277,000	1,748
Hon Hai Precision Industry Co., Ltd.	305,000	962
Largan Precision Co., Ltd.	19,000	1,362
		4,072
Food Products
Uni-President Enterprises Corp.	1,395,237	2,422

Health Care Equipment & Supplies
Ginko International Co., Ltd.	66,000	889

Insurance
Cathay Financial Holding Co., Ltd.	355,950	580

Metals & Mining
Ton Yi Industrial Corp.	90,000	61

Semiconductors & Semiconductor Equipment
Advanced Semiconductor Engineering, Inc.	879,000	1,023
Epistar Corp.	160,000	299
Hermes Microvision, Inc.	42,584	1,778
MediaTek, Inc.	226,000	3,347
Taiwan Semiconductor Manufacturing Co., Ltd.	1,986,592	7,837
		14,284
Textiles, Apparel & Luxury Goods
Eclat Textile Co., Ltd.	183,456	1,667

Wireless Telecommunication Services
Far EasTone Telecommunications Co., Ltd.	20,000	38
Taiwan Mobile Co., Ltd.	18,000	55
		93
		27,919
Thailand (4.2%)
Banks
Bangkok Bank PCL NVDR	239,700	1,508
Kasikornbank PCL NVDR	141,000	1,022
		2,530
Chemicals
Indorama Ventures PCL (Foreign)	1,062,800	836
Indorama Ventures PCL NVDR	85,900	67
		903

Food Products
Thai Union Frozen Products PCL (Foreign)	360,100	822

Hotels, Restaurants & Leisure
Minor International PCL (Foreign)	985,500	1,125

Media
VGI Global Media PCL (Foreign)	2,419,240	1,037

Multi-line Retail
Robinson Department Store PCL (Foreign)	272,600	443

Oil, Gas & Consumable Fuels
PTT PCL (Foreign)	98,900	1,098

Real Estate Management & Development
Land and Houses PCL (Foreign)	2,962,680	950
Land and Houses PCL NVDR	370,000	119
		1,069
Wireless Telecommunication Services
Advanced Info Service PCL (Foreign)	143,700	997
Total Access Communication PCL (Foreign)	169,400	549
Total Access Communication PCL NVDR	23,500	76
		1,622
		10,649
Total Common Stocks (Cost $222,581)		246,333

Short-Term Investment (3.2%)
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $8,192)	8,191,715	8,192
Total Investments (100.0%) (Cost $230,773) (d)+		254,525
Other Assets in Excess of Liabilities (0.0%)		118
Net Assets (100.0%)		$254,643

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

(d)	Securities are available for collateral in connection with an open foreign currency forward exchange contract.
+

At September 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $230,773,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $23,752,000 of which approximately $33,294,000 related to appreciated securities and approximately $9,542,000 related to depreciated securities.

ADR	American Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
REIT	Real Estate Investment Trust.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2014:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (000)
State Street Bank and Trust Co.	JPY	60,826	$555	10/16/14	USD	569	$569	$14

Morgan Stanley Asia-Pacific Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2014 (unaudited)

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Company (“MSIM Company”) (the “Sub-Adviser”) determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$7,270	$—	$—	$7,270
Airlines	1,347	—	—	1,347
Automobiles	4,057	1,090	—	5,147
Banks	40,356	3,800	—	44,156
Beverages	2,037	—	—	2,037
Chemicals	67	836	—	903
Commercial Banks	—	339	—	339
Commercial Services & Supplies	5,380	—	—	5,380
Construction & Engineering	2,176	—	—	2,176
Construction Materials	1,492	—	—	1,492
Containers & Packaging	1,891	—	—	1,891
Diversified Consumer Services	3,194	—	—	3,194
Diversified Financial Services	7,775	—	—	7,775
Diversified Telecommunication Services	3,214	—	—	3,214
Electronic Equipment, Instruments & Components	3,110	962	—	4,072
Energy Equipment & Services	7,194	—	—	7,194
Food Products	7,587	822	—	8,409
Health Care Equipment & Supplies	4,059	—	—	4,059
Health Care Providers & Services	2,192	—	—	2,192
Hotels, Restaurants & Leisure	4,931	1,125	—	6,056
Household Durables	2,733	—	—	2,733
Independent Power Producers & Energy Traders	693	—	—	693
Industrial Conglomerates	7,138	—	—	7,138
Information Technology Services	4,402	—	—	4,402
Insurance	15,729	—	—	15,729
Internet & Catalog Retail	878	—	—	878
Internet Software & Services	12,318	—	—	12,318
Machinery	2,096	—	—	2,096
Media	4,766	1,037	—	5,803
Metals & Mining	61	—	—	61
Multi-line Retail	1,072	443	—	1,515
Oil, Gas & Consumable Fuels	3,797	1,098	—	4,895
Personal Products	738	—	—	738
Pharmaceuticals	5,885	—	—	5,885
Professional Services	3,363	—	—	3,363
Real Estate Investment Trusts (REITs)	2,828	—	—	2,828
Real Estate Management & Development	9,462	950	—	10,412
Semiconductors & Semiconductor Equipment	22,785	299	—	23,084
Software	1,921	—	—	1,921
Specialty Retail	4,240	—	—	4,240
Tech Hardware, Storage & Peripherals	590	—	—	590
Textiles, Apparel & Luxury Goods	3,526	—	—	3,526
Tobacco	1,702	—	—	1,702
Transportation Infrastructure	830	—	—	830
Wireless Telecommunication Services	9,104	1,546	—	10,650
Total Common Stocks	231,986	14,347	—	246,333
Short-Term Investment
Investment Company	8,192	—	—	8,192
Foreign Currency Forward Exchange Contract	—	14	—	14
Total Assets	$240,178	$14,361	$—	$254,539

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2014, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Asia-Pacific Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2014

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2014